Vanguard Advice Select Dividend Growth Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Advice Select Dividend Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These securities typically (but not always) will be large-cap, undervalued relative to the market, and will show potential for increasing dividends. The Fund seeks to invest broadly across industry sectors. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend paying securities.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.